Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2023
Intangible Asset, Indefinite-Lived [Line Items]
Intangible assets	$ 1,122,199	$ 2,232,153	$ 1,084,859	$ 3,051,000
Bitcoin cryptocurrency at a cost	616,481	346,777	0
License Intangible Assets [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Impairment of intangible assets	1,291,781
Trademarks and Trade Names [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Intangible assets	$ 341,248	385,000	$ 329,217
Impairment of intangible assets		$ 847,000